Other Receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Other Receivables (Details) [Line Items]
Other receivables	$ 197,294
Bio Essence Herbal Essentials, Inc. [Member] | Discontinued Operations [Member]
Other Receivables (Details) [Line Items]
Other receivables		$ 877,749